Research, Development and Engineering	12 Months Ended
Dec. 31, 2011
Research, Development and Engineering
Research, Development and Engineering

Note O.

Research, Development and Engineering

RD&E expense was $6,258 million in 2011, $6,026 million in 2010 and $5,820 million in 2009.

The company incurred expense of $5,990 million, $5,720 million and $5,523 million in 2011, 2010 and 2009, respectively, for scientific research and the application of scientific advances to the development of new and improved products and their uses, as well as services and their application. Within these amounts, software-related expense was $3,097 million, $3,028 million and $2,991 million in 2011, 2010 and 2009, respectively.

Expense for product-related engineering was $267 million, $306 million and $297 million in 2011, 2010 and 2009, respectively.